S000031358 [Member] Expense Example - Columbia Capital Allocation Aggressive Portfolio	Jan. 31, 2026 USD ($)
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Columbia Capital Allocation Aggressive Portfolio Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	673
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	1,751
Columbia Capital Allocation Aggressive Portfolio Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,886
Columbia Capital Allocation Aggressive Portfolio Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
Columbia Capital Allocation Aggressive Portfolio Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 954